Convertible Redeemable Preferred Shares and Warrants	12 Months Ended
Dec. 31, 2021
Convertible Redeemable Preferred Shares and Warrants
Convertible Redeemable Preferred Shares and Warrants

24. Convertible Redeemable Preferred Shares and Warrants

Prior to the US IPO in August 2020, the Company issued convertible redeemable preferred shares, which are summarized in the following table:

Series	Issuance Date	Shares Issued	Issue Price per Share	Proceeds from Issuance
			RMB	RMB
Pre-A(1)	July 21, 2017	50,000,000	RMB2.00	100,000
A-1	July 4, 2016	129,409,092	RMB6.03	780,000
A-2	July 21, 2017	126,771,562	RMB7.89	1,000,000
A-3	September 5, 2017	65,498,640	RMB9.47	620,000
B-1	November 28, 2017	115,209,526	RMB13.11	1,510,000
B-2	June 6, 2018	55,804,773	RMB14.16	790,000
B-3(2)	January 7/July 2, 2019	119,950,686	RMB14.16	1,701,283
C(3)	July 2/December 2,2019/January 23, 2020	267,198,535	US$2.23/ US$1.89	3,626,924
D	July 1, 2020	231,758,541	US$2.64/ US$2.35	3,851,034
(1)	Upon the issuance of Series A-2 Preferred Shares, Series Pre-A Ordinary Shares were re-designated to Series Pre-A Preferred Shares (see Note 23).
(2)	Including 11,873,086 Series B-3 Preferred Shares converted from the convertible promissory notes issued by the Company in January 2019 (see Note 17). The Series B-3 Preferred Shareholders and convertible promissory notes holders were granted:
a)	the right to obtain additional shares to be issued in the next round of new financing for free to keep their shareholding percentage (or as converted shareholding percentage for convertible promissory notes holders) unchanged (the “Series B-3 Anti-Dilution Warrant”); and
b)	the right to acquire additional shares to be issued in next two rounds of financing at a 15% discount of purchase price, up to the subscription amount equal to the investment amount in their Series B-3 Preferred Shares and convertible promissory notes (the “Series B-3 Additional Warrant”).
(3)	Including 78,334,557 shares of Series C Preferred Shares issued upon the exercise of the Series B-3 Additional Warrant by certain Series B-3 Shareholders and all convertible promissory notes holders at a cash exercise price of RMB1,022,045, or RMB13.02 per share. The leading investor of Series C Preferred Shareholders was granted the right to acquire additional shares to be issued in next round of financing at a 15% discount of purchase price, up to the subscription amount equal to the investment amount in Series C Preferred Shares (the “Series C Additional Warrant”). All non-refundable cash considerations for the issuance of Series C Preferred Shares, including 4,109,127 shares registered subsequently on January 3, 2020, were received in full as of December 31, 2019 and accordingly all shares are considered issued and outstanding from accounting perspective.

On January 23, 2020, 18,916,548 shares of Series C Preferred Shares were issued upon the exercise of the Series B-3 Anti-Dilution Warrant.

The Series B-3 Anti-Dilution Warrant, the Series B-3 Additional Warrant and the Series C Additional Warrant (collectively referred as “Warrants”) were determined to be freestanding liability instruments and recorded at fair value upon initial recognition. Proceeds received from issuance of Series B-3 Preferred Shares and convertible promissory notes, and Series C Preferred Shares were first allocated to the Warrants based on their initial fair values. The Warrants were marked to the market with the changes recorded in the consolidated statements of comprehensive loss in the applicable subsequent reporting period. The Warrants shall terminate upon the earlier of the consummation of an IPO or the occurrence of a Deemed Liquidation Event. The balance of Warrants was reduced to zero as the Warrants terminated upon the issuance of Series D.

24. Convertible Redeemable Preferred Shares and Warrants (Continued)

The Series Pre-A, A-1, A-2, A-3, B-1, B-2, B-3, C and D Preferred Shares are collectively referred to as the “Preferred Shares”. All series of Preferred Shares have the same par value of US$0.0001 per share.

All of the Preferred Shares (other than those beneficially owned by Mr. Li Xiang, the founder and the chief executive officer of the Company) were automatically converted to 1,045,789,275 Class A Ordinary Shares immediately upon the completion of the US IPO in August 2020. Concurrently, all Preferred Shares beneficially owned by Mr. Li Xiang were automatically converted to 115,812,080 Class B Ordinary Shares.

The major rights, preferences and privileges of the Preferred Shares are as follows:

Conversion

Preferred Shares of the Company are convertible to Class A Ordinary Shares at any time at the option of the holders, and would automatically be converted into Class A Ordinary Shares 1) upon a Qualified IPO (“QIPO”); or 2) upon the written consent of the holders of a majority of the outstanding Preferred Shares of each class with respect to conversion of each class.

The initial conversion ratio of Preferred Shares to ordinary shares shall be 1:1, and shall be subject to adjustment and readjustment from time to time for share splits and combinations, ordinary share (on an as converted basis) dividends and distributions, reorganizations, mergers, consolidations, reclassifications, exchanges, substitutions, and dilutive issuance.

Redemption

The Company shall redeem, at the option of any holder of outstanding Preferred Shares, all of the outstanding Preferred Shares (other than the unpaid shares) held by the requesting holder, at any time after the earliest to occur of (a) the Company fails to consummate a qualified IPO (“QIPO”) by June 30, 2023, or b) any occurrence of a material breach or any material change of the relevant laws or the occurrence of any other factors, which has resulted or is likely to result in the Company’s inability to control and consolidate the financial statements of any of the PRC subsidiaries or VIEs, each Preferred Share shall be redeemable at the option of such Preferred Shareholder, out of funds legally available therefor by the Company.

The redemption amount payable for each Preferred Share (other than the unpaid shares) will be an amount equal to 100% of the Preferred Shares’ original issue price, plus all accrued but unpaid dividends thereon up to the date of redemption and simple interest on the Preferred Shares’ original issue price at the rate of 8% per annum, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations, mergers or similar transactions.

Upon the redemption, Series D Preferred Shares shall rank senior to Series C Preferred Shares, Series C Preferred Shares shall rank senior to Series B-3 Preferred Shares, Series B-3 Preferred Shares shall rank senior to Series B-2 Preferred Shares, Series B-2 Preferred Shares shall rank senior to Series B-1 Preferred Shares, Series B-1 Preferred Shares shall rank senior to Series A-3 Preferred Shares, Series A-3 Preferred Shares shall rank senior to Series A-2 Preferred Shares, Series A-2 Preferred Shares shall rank senior to Series A-1 Preferred Shares, Series A-1 Preferred Shares shall rank senior to Series Pre-A Preferred Shares.

24. Convertible Redeemable Preferred Shares and Warrants (Continued)

Upon the 2019 Reorganization, QIPO definition of Series Pre-A, A-1, A-2, A-3, B-1, B-2 and B-3 Preferred Shares was revised to be the same as Series C Preferred Shares, and all Preferred Shareholders (including Series D issued on July 1, 2020) were given the option to, in the event that the funds of the Company legally available for redemption on the redemption date are insufficient to redeem the total number of redeeming shares required to be redeemed, 1) request the Company to issue a convertible promissory note (“Redemption Note”) for the unpaid portion of the redemption price or 2) allow the Company to carry forward and redeem the shares when legally funds are sufficient to do so. Such Redemption Note shall be due and payable no later than 24 months of the redemption date with a simple rate of 8% per annum. Each holder of such Redemption Note shall have the right, at its option, to convert the unpaid principal amount of the Redemption Note and the accrued but unpaid interest thereon, into the same class of Preferred Shares requested to be redeemed at a per share conversion price equal to the applicable original issue price.

Voting Rights

The holders of the Preferred Shares shall have the right to one vote for each ordinary share into which each outstanding Preferred Share held could then be converted. The holders of the Preferred Shares vote together with the Ordinary Shareholders, and not as a separate class or series, on all matters put before the shareholders.

Dividends

Each Preferred Shareholder and Ordinary Shareholder shall be entitled to receive dividends for each share held by such holder, payable out of funds or assets when and as such funds or assets become legally available therefor pari passu with each other on a pro rata basis. Such dividends shall be payable only when, as, and if declared by the Board of Directors and shall be non-cumulative.

No dividends on preferred and ordinary shares have been declared since the issuance date until December 31, 2021.

Liquidation

In the event of any liquidation, the holders of Preferred Shares (except for Series Pre-A Preferred Shares) have preference over holders of Series Pre-A Preferred Shares and ordinary shares with respect to payment of dividends and distribution of assets. Upon Liquidation, Series D Preferred Shares shall rank senior to Series C Preferred Shares, Series C Preferred Shares shall rank senior to Series B-3 Preferred Shares, Series B-3 Preferred Shares shall rank senior to Series B-2 Preferred Shares, Series B-2 Preferred Shares shall rank senior to Series B-1 Preferred Shares, Series B-1 Preferred Shares shall rank senior to Series A-3 Preferred Shares, Series A-3 Preferred Shares shall rank senior to Series A-2 Preferred Shares, Series A-2 Preferred Shares shall rank senior to Series A-1 Preferred Shares, Series A-1 Preferred Shares shall rank senior to Series Pre-A Preferred Shares and ordinary shares.

The holders of Preferred Shares (exclusive of unpaid shares and Series Pre-A Preferred Shares) shall be entitled to receive an amount per share equal to an amount equal to the higher of (1) 100% of the original issue price of such Preferred Shares, plus an aggregate interests calculated at a simple rate of 8% per annum and multiplied by a fraction and (2) the amount receivable by the Preferred Shareholders if all the assets of the Company available for distribution to shareholders is distributed ratably among all the Members on an as-converted basis. If there are still assets of the Company legally available for distribution, such remaining assets of the Company shall be distributed to the holders of issued and outstanding Series Pre-A Preferred Shares and ordinary shares.

24. Convertible Redeemable Preferred Shares and Warrants (Continued)

Conversion upon US IPO

In August 2020, in connection with the completion of US IPO, all of the Preferred Shares were automatically converted to 1,045,789,275 Class A ordinary shares and 115,812,080 Class B ordinary shares based on the aforementioned conversion price.

Accounting for Preferred Shares

The Company classified the Preferred Shares as mezzanine equity in the consolidated balance sheets because they were redeemable at the holders’ option upon the occurrence of certain deemed liquidation events and certain event outside of the Company’s control. The Preferred Shares are recorded initially at fair value, net of issuance costs.

The Company recognized accretion to the respective redemption value of the Preferred Shares over the period starting from issuance date to July 4, 2022, the earliest redemption date. The Company recognized accretion of the Preferred Shares amounted to RMB743,100, RMB651,190 and nil for the years ended December 31, 2019, 2020 and 2021, respectively.

Prior to the 2019 Reorganization, the Company has determined that host contract of the Series Pre-A, A-1, A-2, A-3, B-1, B-2 and B-3 Preferred Shares were more akin to an equity host. The conversion feature embedded in the Preferred Shares is considered to meet the definition of derivative in accordance with ASC 815-15-25, due to the optional redemption settlement mechanism upon deemed liquidation could give rise to net settlement of the conversion provision in cash if the per share distribution amount is higher than the fixed redemption amount, instead of the settlement by delivery of the ordinary shares of the Company. This equity-like conversion feature was considered clearly and closely related to the equity host, therefore does not warrant bifurcation. The Company also assessed the redemption features and liquidation feature and determined that these features as a freestanding instrument, would not meet the definition of a derivative, and therefore need not be bifurcated and separately accounted for.

After the 2019 Reorganization, host contract of the Preferred Shares is more akin to a debt host, given the Preferred Shares holders have potential creditors’ right in the event of insufficient fund upon redemption, along with other debt-like features in the terms of the Preferred Shares, including the redemption rights. Company considered extinguishment accounting should be applied for all Preferred Shares issued prior to the 2019 Reorganization from a qualitative perspective, although from quantitative perspective, the changes of these preferred shares’ fair value before and after the modification was immaterial. Hence, accumulated deficit was increased by the difference between the fair value of Series Pre-A, A-1, A-2, A-3, B-1, B-2 and B-3 Preferred Shares after modification and the carrying amount of these Preferred Shares immediately before the modification.

The Company also reassessed the conversion feature, redemption feature and liquidation preference of all Preferred Shares after the 2019 Reorganization. The equity-like conversion feature is considered not clearly and closely related to the debt host, and therefore was bifurcated and separately accounted for using fair value. For redemption feature, as it would not result in any substantial premium or discount, nor would it accelerate the repayment of the contractual principal amount, it is clearly and closely related to the debt host, and therefore shall not be bifurcated and accounted for separately. The liquidation preference, on the other hand, may result in substantial premium and could accelerate repayment of the principal upon occurrence of contingent redemption events. Hence, the liquidation preference is considered not clearly and closely related to the debt host and should be bifurcated and accounted for separately. The Company determined the fair value of these derivative liabilities and concluded that the fair value of the bifurcated liquidation features was insignificant. The derivative liabilities of conversion features was bifurcated from the preferred shares initially at fair value, and subsequently was marked to market value with the fair value change recognized in the consolidated statements of comprehensive loss in the applicable subsequent reporting period. Upon the consummation of US IPO and conversion of preferred shares, the conversion feature of preferred shares were automatically exercised, consequently, the derivative liabilities of conversion features was reduced to zero.

24. Convertible Redeemable Preferred Shares and Warrants (Continued)

The movement of the warrants and conversion feature derivative liabilities are summarized below:

	Warrants	Derivative
	Liabilities	Liabilities	Total
Balance at January 1, 2019	—	—	—
Issuance	174,846	1,066,013	1,240,859
Fair value change	292,305	211,859	504,164
Exercise	(45,858)	—	(45,858)
Expire(*)	(77,739)	—	(77,739)
Translation to reporting currency	8,196	19,068	27,264
Balance at December 31, 2019	351,750	1,296,940	1,648,690
Issuance	—	328,461	328,461
Fair value change	(46,812)	(225,515)	(272,327)
Exercise	(305,333)	(1,400,670)	(1,706,003)
Translation to reporting currency	395	784	1,179
Balance at December 31, 2020	—	—	—
(*)

Upon the completion of the issuance of the Series C Preferred Shares in December 2019, the unvested Series B-3 Additional Warrant to acquire additional Series C Preferred Shares at a 15% discount of purchase price expired, as such the fair value of such Series B-3 Additional Warrant reduced to zero accordingly.

24. Convertible Redeemable Preferred Shares and Warrants (Continued)

The Company’s convertible redeemable preferred shares activities for the years ended December 31, 2019 and 2020 are summarized below:

	Series Pre‑A		Series A‑1		Series A‑2		Series A‑3		Series B‑1		Series B‑2		Series B‑3		Series C		Series D		Total
	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount
	of shares	(RMB)	of shares	(RMB)	of shares	(RMB)	of shares	(RMB)	of shares	(RMB)	of shares	(RMB)	of shares	(RMB)	of shares	(RMB)	of shares	(RMB)	of shares	(RMB)
Balances as of January 1, 2019	50,000,000	175,847	129,409,092	907,658	126,771,562	1,099,816	65,498,640	676,458	115,209,526	1,621,561	48,656,111	717,699	—	—	—	—	—	—	535,544,931	5,199,039
Proceeds from Series B-2 preferred shares	—	—	—	—	—	-	—	—	—	—	7,148,662	101,200	—	—	—	—	—	—	7,148,662	101,200
Conversion of convertible promissory notes into Series B-3 Preferred Shares	—	—	—	—	—	—	—	—	—	—	—	—	11,873,086	166,549	—	—	—	—	11,873,086	166,549
Issuance of Series B-3 Preferred Shares	—	—	—	—	—	—	—	—	—	—	—	—	108,077,600	1,395,015	—	—	—	—	108,077,600	1,395,015
Issuance of Series C Preferred Shares	—	—	—	—	—	—	—	—	—	—	—	—	—	—	248,281,987	3,616,801	—	—	248,281,987	3,616,801
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment	—	281,638	—	284,655	—	115,806	—	(15,139)	—	(310,359)	—	(130,312)	—	(8,927)	—	—	—	—	—	217,362
Bifurcation of conversion feature	—	(14,549)	—	(254,121)	—	(212,055)	—	(92,256)	—	(105,702)	—	(47,231)	—	(108,190)	—	(231,909)	—	—	—	(1,066,013)
Accretion on convertible redeemable preferred shares to redemption value	—	—	—	60,249	—	90,077	—	61,299	—	164,540	—	80,891	—	133,798	—	152,246	—	—	—	743,100
Effect of exchange rate changes on preferred shares	—	(8,050)	—	(17,492)	—	(18,685)	—	(10,592)	—	(22,433)	—	(11,944)	—	(27,165)	—	(1,030)	—	—	—	(117,391)
Balances as of December 31, 2019	50,000,000	434,886	129,409,092	980,949	126,771,562	1,074,959	65,498,640	619,770	115,209,526	1,347,607	55,804,773	710,303	119,950,686	1,551,080	248,281,987	3,536,108	—	—	910,926,266	10,255,662
Exercise of Series B-3 Anti-Dilution Warrant	—	—	—	—	—	—	—	—	—	—	—	—	—	—	18,916,548	305,333	—	—	18,916,548	305,333
Bifurcation of conversion feature	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(81,082)	—	—	—	(81,082)
Issuance of preferred shares-Series D	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	231,758,541	3,603,655	231,758,541	3,603,655
Accretion on convertible redeemable preferred shares to redemption value	—	—	—	34,229	—	63,363	—	46,738	—	136,567	—	64,859	—	80,635	—	178,007	—	46,792	—	651,190
Effect of exchange rate changes on preferred shares	—	(858)	—	(1,746)	—	(1,770)	—	(964)	—	(1,899)	—	(1,040)	—	(2,613)	—	28	—	—	—	(10,862)
Conversion of preferred shares to ordinary shares	(50,000,000)	(434,028)	(129,409,092)	(1,013,432)	(126,771,562)	(1,136,552)	(65,498,640)	(665,544)	(115,209,526)	(1,482,275)	(55,804,773)	(774,122)	(119,950,686)	(1,629,102)	(267,198,535)	(3,938,394)	(231,758,541)	(3,650,447)	(1,161,601,355)	(14,723,896)
Balances as of December 31, 2020	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—